SCHEDULE OF INVENTORY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Schedule Of Inventory 1	2,191,030
Inventory Schedule Of Inventory 2	354,785
Inventory Schedule Of Inventory 3	502,368
Inventory Schedule Of Inventory 4	868,348
Inventory Schedule Of Inventory 5	2,587,003
Inventory Schedule Of Inventory 6	2,410,057
Inventory Schedule Of Inventory 7	5,820,401
Inventory Schedule Of Inventory 8	3,633,190
Inventory Schedule Of Inventory 1		354,785
Inventory Schedule Of Inventory 2		235,152
Inventory Schedule Of Inventory 3		868,348
Inventory Schedule Of Inventory 4		6,423,029
Inventory Schedule Of Inventory 5		2,410,057
Inventory Schedule Of Inventory 6		1,842,589
Inventory Schedule Of Inventory 7		3,633,190
Inventory Schedule Of Inventory 8		8,500,770